Long-term Debt - Debentures (Details) - Convertible unsecured debentures			12 Months Ended
	Mar. 07, 2019 USD ($)	Mar. 07, 2019 CAD ($) $ / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 USD ($) $ / item	Sep. 30, 2021 USD ($) $ / item	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 $ / item	Sep. 30, 2020 $ / item	Sep. 30, 2021 CAD ($)
Long-term Debt
Principal amount		$ 15,000,000	$ 8,601,000		$ 8,601,000	$ 8,601,000					$ 10,959,000
Interest rate		8.00%
Principal amount denomination for conversion to common stock	$ 807	$ 1,000
Conversion ratio	0.19231	0.19231
Amount of debt converted | $				$ 4,037,000				$ 4,000
Fair value of debentures			5,359,000		$ 5,359,000	$ 5,359,000					$ 6,766,000
Mandatory redemption period	3 years	3 years
Conversion price of mandated conversion | $ / shares		$ 5.20
Stock price trigger | $ / shares		$ 6.48
Threshold consecutive trading days	20 days	20 days
Trading price per unit					137	109			115	86
Gains (losses) on change in the fair value | $			$ 3,591,000				$ 2,437,000